Income Tax - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Total	$ 1,260,608	$ 1,037,533
Federal | Prior to 2018
Operating Loss Carryforwards [Line Items]
Total	237,850	237,850
Federal | Post December 31, 2017
Operating Loss Carryforwards [Line Items]
Total	491,620	361,815
State
Operating Loss Carryforwards [Line Items]
Total	$ 531,138	$ 437,868